Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the SEC defined Compensation Actually Paid (“CAP”) to our NEOs and certain of our financial performance metrics during the fiscal years listed below.

The table below presents information on the CAP to our principal executive officer (“PEO”), and to our other NEOs in comparison to certain performance metrics for the fiscal years ended June 30, 2025, 2024, and 2023. The SEC defined CAP data set forth in the table below does not reflect amounts actually paid, earned or received by our NEOs, and the metrics are not those that the Compensation Committee uses when setting executive compensation. Per SEC rules, CAP is calculated by adjusting the Summary Compensation Table (“SCT”) Total values for the applicable year as described in the footnotes to the table.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Loss (in millions)
2025	$883,928	$867,093	$462,089	$443,461	$15.80	$(13.6)
2024	$928,217	$919,184	$547,689	$564,935	$21.16	$(15.8)
2023	$708,000	$391,846	$505,959	$408,918	$11.59	$(17.1)

(1)	The PEO for fiscal 2025, fiscal 2024 and fiscal 2022 was our Director and Chief Executive Officer, Joshua R. Disbrow.
(2)

Non-PEO NEOs reflects the average Summary Compensation Table total compensation and average Compensation Actually Paid for Ryan J. Selhorn, Mark K. Oki, Jarrett T. Disbrow and Greg Pyszczymuka for fiscal 2025 and Mark K. Oki, Jarrett T. Disbrow and Greg Pyszczymuka for fiscal 2024 and fiscal 2023. Ryan J. Selhorn was appointed Chief Financial Officer, Corporate Secretary and Treasurer in November 2024 and is therefore excluded from the pay verses performance calculations for fiscal 2024 and fiscal 2023.

(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by fiscal year to calculate CAP include the following:

PEO Total Compensation Amount	$ 883,928	$ 928,217	$ 708,000
PEO Actually Paid Compensation Amount	$ 867,093	919,184	391,846
Adjustment To PEO Compensation, Footnote
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total compensation from Summary Compensation Table	$883,928	$462,089	$928,217	$547,689	$708,000	$505,959

Adjustments for equity awards:
Adjustment for grant date values in the Summary Compensation Table	(46,128)	(23,493)	(55,017)	(14,147)	—	(10,867)
Year-end fair value of unvested awards granted in the current year	57,820	14,858	30,000	20,488	—	4,250
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(11,799)	(2,123)	2,991	5,238	(197,189)	(51,037)
Difference in fair values between prior year-end fair values and vest-date fair values for awards granted in prior years	(16,728)	(7,870)	12,993	5,667	(118,965)	(39,387)
Total adjustments for equity awards	(16,835)	(18,628)	(9,033)	17,246	(316,154)	(97,041)
Compensation Actually Paid	$867,093	$443,461	$919,184	$564,935	$391,846	$408,918

Non-PEO NEO Average Total Compensation Amount	$ 462,089	547,689	505,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ 443,461	564,935	408,918
Compensation Actually Paid vs. Total Shareholder Return

The graphs below illustrate the relationship during fiscal 2023 to fiscal 2024 to fiscal 2025 of the CAP for our PEO and the average CAP for our other NEOs as calculated pursuant to SEC rules to (i) our total shareholder return (“TSR”) and (ii) our net loss (each as set forth in the table above). We do not utilize TSR or net loss in our executive compensation program; however, we do utilize other performance measures to align executive compensation with the Company’s performance. See the “Executive Compensation - Executive Compensation Program Objectives” section of this proxy statement for a description of the elements of compensation for our NEOs, including a description of the performance-based cash bonus component of our executive's compensation, which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. In addition, a significant portion of our executive's compensation is delivered through equity awards in the form of stock options and restricted stock. These equity awards are intended to align the interests of our executives with stockholders and to incentive and reward executives for stock price appreciation.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 15.8	21.1	11.5
Net Income (Loss)	(13,600,000)	(15,800,000)	(17,100,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,835)	(9,033)	(316,154)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,128)	(55,017)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,820	30,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,799)	2,991	(197,189)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,728)	12,993	(118,965)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,628)	17,246	(97,041)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,493)	(14,147)	(10,867)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,858	20,488	4,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,123)	5,238	(51,037)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,870)	$ 5,667	$ (39,387)